Advance to Suppliers - Schedule of Balance of Advance to Suppliers, Net (Details) - CNY (¥)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	¥ 46,183,649	¥ 25,958,008
Less: allowance of credit losses			¥ (4,871,715)	¥ (5,216,045)
Total advance to suppliers	46,183,649	25,958,008
2026 Overseas media placement project [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	11,048,497
2026 Brand placement on overseas media platforms [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	7,429,562
2026 Brand placement on tiktok [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	6,081,449
2026 Gallnut DSP programmatic placement [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	6,714,205
2026 Dreame brand advertising placement [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	5,011,095
2026 Calleton full-network feed advertising placement [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	1,850,000
Consulting fee [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	1,769,680
2026 Bear Electric brand advertising placement [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	1,418,000
2026 FLAMINGO DSP programmatic placement [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	1,326,777
2026 Sanzitang DSP programmatic placement [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	784,201
By-health Brand Advertising Placement [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	731,294
EPIC 2025 Grand Final Presented by Cathay and HSBC [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	715,860
AIGC Research and Development Services [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	456,000	14,347,600
2026 PinkBear Brand advertising placement [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	380,000
2025 Tiandi No.1 DSP programmatic placement [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	300,249
IP Digitalization [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross		11,070,276
2025Youyang Jinxiu Flower Field and Iris Grassland Ecological Half Marathon Online Promotion [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross		481,132
2025 Advertising Campaign -Good Family Brand [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross		59,000
Others [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	¥ 166,780